Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 99.2%
	Affiliated Investment Companies: 99.2%
352,692	Voya Emerging Markets Corporate Debt Fund - Class P	$ 3,551,607	31 .9
388,036	Voya Emerging Markets Hard Currency Debt Fund - Class P	3,763,954	33 .8
548,363	Voya Emerging Markets Local Currency Debt Fund - Class P	3,739,833	33 .5

	Total Mutual Funds
	(Cost $11,157,034)	11,055,394	99 .2

SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
99,000	(1) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.130%
	(Cost $99,000)	99,000	0 .9

	Total Short-Term Investments
	(Cost $99,000)	99,000	0 .9

	Total Investments in Securities (Cost $11,256,034)	$ 11,154,394	100 .1
	Liabilities in Excess of Other Assets	(9,108)	(0 .1)
	Net Assets	$ 11,145,286	100 .0

(1)	Rate shown is the 7-day yield as of July 31, 2020.

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2020
Asset Table
Investments, at fair value
Mutual Funds	$11,055,394	$–	$–	$11,055,394
Short-Term Investments	99,000	–	–	99,000
Total Investments, at fair value	$11,154,394	$–	$–	$11,154,394
Other Financial Instruments+
Forward Foreign Currency Contracts	–	20	–	20
Total Assets	$11,154,394	$20	$–	$11,154,414
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(419)	$–	$(419)
Total Liabilities	$–	$(419)	$–	$(419)

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS
as of July 31, 2020 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 7/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$6,549,175	$148,533	$(3,123,078)	$(23,023)	$3,551,607	$148,533	$76,422	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	5,717,108	162,460	(2,126,807)	11,193	3,763,954	162,460	23,145	-
Voya Emerging Markets Local Currency Debt Fund - Class P	6,295,797	88,878	(2,206,995)	(437,847)	3,739,833	185,657	118,510	-
	$18,562,080	$399,871	$(7,456,880)	$(449,677)	$11,055,394	$496,650	$218,077	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At July 31, 2020, the following forward foreign currency contracts were outstanding for Voya Diversified Emerging Markets Debt Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 847	MXN 20,463	Barclays Bank PLC	08/14/20	$(71)
USD 543	THB 17,463	BNP Paribas	08/07/20	(17)
USD 1,255	TRY 9,282	BNP Paribas	08/07/20	(69)
USD 264	HUF 85,575	BNP Paribas	08/07/20	(29)
USD 199	BRL 1,156	BNP Paribas	08/14/20	(23)
RUB 73,092	USD 987	Citibank N.A.	08/07/20	(2)
USD 1,634	PLN 6,887	Citibank N.A.	08/07/20	(204)
USD 47	ZAR 871	HSBC Bank USA N.A.	08/07/20	(4)
PHP 34,179	USD 675	JPMorgan Chase Bank N.A.	08/07/20	20
$(399)

Currency Abbreviations
BRL	-	Brazilian Real
HUF	-	Hungarian Forint
MXN	-	Mexican Peso
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At July 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $11,312,537.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$99,398
Gross Unrealized Depreciation	(257,940)
Net Unrealized Depreciation	$(158,542)